Leases	12 Months Ended
Sep. 24, 2022
Leases [Abstract]
Leases
6. Leases
The Company leases certain real estate under noncancellable operating leases. These leases expire at various dates through June 2026.
Net rental expense under operating leases amounted to $2.4 million, $2.3 million, and $2.0 million for the years ended September 24, 2022, September 25, 2021, and September 26, 2020, respectively.
Future minimum lease payments under the noncancellable operating leases as of September 24, 2022 are as follows (in thousands):

Total
Fiscal year 2023	$2,301
Fiscal year 2024	2,335
Fiscal year 2025	2,037
Fiscal year 2026	557
Fiscal year 2027 and thereafter	—

Total future minimum payments	$7,230